Debt (Details) - Schedule of activity of the royalty obligation $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of activity of the royalty obligation [Abstract]
Value assigned to royalty obligation at inception	$ 7,211
Non-cash interest expense recognized	2,051
Royalty obligation – ending balance	$ 9,262